Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Apr

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 39.80%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		1,059	$106,186
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		2,099	101,298
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,753	50,679
Vanguard Short-Term Treasury ETF (a)............................................................................		1,754	101,364
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $365,065)			359,527
		Notional
PURCHASED OPTIONS - 132.41% (b)(c)	Contracts	Amount

CALL OPTIONS - 95.23%
S&P 500® Mini Index, Expires 4/10/2023, Strike Price $441.28.......................................	14	$501,984	3,750
S&P 500® Mini Index, Expires 4/10/2023, Strike Price $0.44..........................................	24	860,544	856,543
PUT OPTIONS - 37.18%			860,293

iShares 20+ Year Treasury Bond ETF, Expires 4/10/2023, Strike Price $117.26...................	86	881,070	136,196
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 4/10/2023, Strike Price
$110.47................................................................................................................	91	932,295	91,641
S&P 500® Mini Index, Expires 4/10/2023, Strike Price $397.15.......................................	24	860,544	105,111
S&P 500® Mini Index, Expires 4/10/2023, Strike Price $176.95.......................................	24	860,544	3,052
TOTAL PURCHASED OPTIONS (Cost $1,260,532)			336,000
			1,196,293
Total Investments (Cost $1,625,597) - 172.21%............................................................			1,555,820
Liabilities in Excess of Other Assets - (72.21)%.............................................................			(652,360)
....................................................................................TOTAL NET ASSETS - 100.00%			$903,460

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $359,527.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
S&P 500® Mini Index...................................	4/10/2023	$176.95	24	$(860,544)	$(443,898)
PUT OPTIONS					(443,898)

iShares 20+ Year Treasury Bond ETF...............	4/10/2023	$123.43	86	(881,070)	(182,376)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	4/10/2023	$116.28	91	(932,295)	(132,735)
S&P 500® Mini Index...................................	4/10/2023	$441.28	24	(860,544)	(186,082)
TOTAL OPTIONS WRITTEN (Premiums Received $857,660)					(501,193)
					$(945,091)